Trade and Other Payables (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Trade and Other Payables [Line Items]
Percentage of net profit	100.00%	100.00%		100.00%
Total sales	$ 16,080	د.إ 59,044	د.إ 32,796
Cost of sales	$ 116,959	429,473	د.إ 357,443	د.إ 357,443
Profit share payable		29,337		72,851
3D Printing [Member]
Trade and Other Payables [Line Items]
Total sales		59,044		130,043
Cost of sales		29,707		57,192
Net profit		29,337		د.إ 72,851
Future General Trading (FGT) [Member]
Trade and Other Payables [Line Items]
Profit share payable		د.إ 102,188